Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 5 — LEASES:

The Company’s Israeli subsidiary has an operating lease agreement for a facility in Israel, which expired on April 30, 2023. The Company did not have an option for extending the lease agreement. On May 15, 2023, the Company extended the lease agreement for an additional six months, until October 31, 2023. On October 30, 2023, the Company extended the lease agreement for an additional two months, until December 31, 2023. The lease payments are denominated in NIS and are indexed to the consumer price index.

NOTE 7 — LEASES:

1)      The Company has an operating lease agreement for its facility in the United States, which expires on March 31, 2024. The Company is not reasonably certain that it will exercise the 5-year extension option and hence, the extension period was excluded from the measurement of the ROU asset and the lease liability. The lease payments are denominated in USD.

2)      On July 1, 2022, the Company entered into a new operating lease agreement for additional offices in the United States, which expires on September 30, 2025. The lease payments are denominated in USD.

3)      The Company’s Israeli subsidiary has an operating lease agreement for a facility in Israel, which expires on April 30, 2023. The Company does not have an option for extending the lease agreement. The lease payments are denominated in ILS and are indexed to the consumer price index.

4)      On October 18, 2021, the Company entered into an agreement to sublease its facility to an unrelated third party in the United States. The sublease ends March 31, 2024. The sublease is classified as an operating lease. The Company recognized lease income during the year ended December 31, 2022 in the amount of $168.

5)      The Company leases its motor vehicles under operating lease agreements.

6)      The Company’s Israeli subsidiary has an operating lease agreement for testing equipment in Israel, which expires on February 07, 2025. The lease payments are denominated in ILS.

7)      The Company adopted the new accounting standard ASC 842 “Leases” and all related amendments on January 1, 2022, and used the adoption date as the Company’s date of initial application.

Supplemental information related to leases is as follows:

December 31, 2022
Operating leases:
Operating lease right-of-use assets	$726
Current Operating lease liabilities	$445
Non-Current Operating lease liabilities	$237
Total Operating lease liabilities	$682

Other information:

Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities (cash paid in thousands)	$747
Weighted Average Remaining Lease Term	1.50
Weighted Average Discount Rate	3.49%

The lease costs components are as follows:

Year ended December 31, 2022
Fixed payments	$723
Variable payments that depend on an index or rate	24
Total lease cost	$747

Maturities of operating lease liabilities were as follows:

December 31, 2022
2023	$476
2024	177
2025	70
Total operating lease payments	723
Less: imputed interest	(41)
Present value of lease liabilities	$682